Non-operating income - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 15, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 17, 2021	May 19, 2020	Apr. 24, 2020
Disclosure of detailed information about borrowings [line items]
Financial income		$ 17,970	$ 66	$ 832
Foreign exchange gain (loss)		(110)	50	(576)
Net loss		$ (155,800)	(230,026)	$ (246,290)
Warrants, Tranche One
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Shares Converted	4,412,840
Overland ADCT BioPharma
Disclosure of detailed information about borrowings [line items]
Gain On Investment In Joint Venture			$ 24,501
Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 65,000	$ 65,000
Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Borrowings							50,000
Borrowings, maximum borrowing capacity					$ 50,000		$ 50,000